Shareholders’ Equity (Restatement) (Details) - $ / shares			12 Months Ended
		Aug. 22, 2024	Mar. 31, 2025		Mar. 31, 2024		Jan. 19, 2024	Oct. 06, 2023	Aug. 21, 2023
Shareholders’ Equity (Restatement) [Line Items]
Ordinary share, shares authorized	[1]		80,000,000		80,000,000
Ordinary share, par value (in Dollars per share)		$ 0.00625	$ 0.00625	[1]	$ 0.00625	[1]
Ordinary share, shares outstanding		24,000,000	24,000,000	[1]	24,000,000	[1]
Share consolidated ratio		(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Number of votes			one
Ordinary Shares [Member]
Shareholders’ Equity (Restatement) [Line Items]
Ordinary share, shares authorized		80,000,000							50,000,000
Ordinary share, par value (in Dollars per share)			$ 0.00625				$ 0.01	$ 0.01	$ 0.01
Ordinary share, shares outstanding			5,000,000						15,000,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding as of March 31, 2024 following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.